Significant Accounting Policies (Details) - Schedule of property and equipment under straight-line method - AutoLotto, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Computers and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years	3 years
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years	3 years